Interests in Structured Entities (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Schedule Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities
The following table presents the Company’s investments and maximum exposure to loss from significant unconsolidated investment SEs, some of which are sponsored by the Company. The Company does not provide guarantees to other parties against the risk of loss from these SEs.

	Company’s investment (1)		Company’s maximum exposure to loss (2)
As at December 31,	2020	2019	2020	2019
Leveraged leases (3)	$3,371	$3,371	$3,371	$3,371
Timberland companies (4)	776	752	776	765
Real estate companies (5)	497	541	497	541
Total	$4,644	$4,664	$4,644	$4,677

(1)	The Company’s investments in these unconsolidated SEs are included in invested assets and the Company’s returns from them are included in net investment income and AOCI.
(2)
The Company’s maximum exposure to loss from each SE is limited to amounts invested in each, plus unfunded capital commitments, if any. The Company’s investment commitments are disclosed in note 18. The maximum loss is expected to occur only upon the entity’s bankruptcy/liquidation, or in case a natural disaster in the case of the timber companies.

(3)
These entities are statutory business trusts which use capital provided by the Company and senior debt provided by other parties to finance the acquisition of assets. These assets are leased to third-party lessees under long-term leases. The Company owns equity capital in these business trusts. The Company does not consolidate any of the trusts that are party to the lease arrangements because the Company does not have decision-making power over them.

(4)
These entities own and operate timberlands. The Company invests in their equity and debt. The Company’s returns include investment income, investment advisory fees, forestry management fees and performance advisory fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.

(5)
These entities, which include the Manulife U.S. REIT, own and manage commercial real estate. The Company invests in their equity. The Company’s returns include investment income, investment management fees, property management fees, acquisition/disposition fees and leasing fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.

Schedule of Interests and Maximum Exposure to Loss From Significant Unconsolidated Financing Structured Entities
The Company’s interests and maximum exposure to loss from significant unconsolidated financing SEs are as follows.

	Company’s interests (1)
As at December 31,	2020	2019
Manulife Finance (Delaware), L.P. (2)	$931	$852
Manulife Financial Capital Trust II (3)	–	1
Total	$931	$853

(1)	The Company’s interests include amounts borrowed from the SEs and the Company’s investment in their subordinated capital, and foreign currency and interest swaps with them, if any.
(2)	This entity is a wholly owned partnership used to facilitate the Company’s financing. Refer to notes 10 and 18.
(3)
This entity is an open-ended trust that was used to facilitate the Company’s financing. The Company redeemed all outstanding $1 billion

principal amount of MFCT II Senior debenture notes, at par, on December 30, 2019. Using these proceeds, the trust redeemed MFCT II Series 1 held by third parties, at par, on December 31, 2019.

Schedule of Securitized Holdings by Type and Asset Quality

The following table presents investments in securitized holdings by the type and asset quality.

	2020				2019
As at December 31,	CMBS	RMBS	ABS	Total	Total
AAA	$1,438	$7	$1,020	$2,465	$2,805
AA	–	–	32	32	648
A	53	3	605	661	372
BBB	–	–	208	208	63
BB and below	–	–	76	76	–
Total company exposure	$1,491	$10	$1,941	$3,442	$3,888